Summary of Significant Accounting Policies (Restated) (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013
Computer software [Member] | Minimum [Member]
Schedule of estimated useful lives of property and equipment
Property, plant and equipment, useful life	3 years	3 years
Computer software [Member] | Maximum [Member]
Schedule of estimated useful lives of property and equipment
Property, plant and equipment, useful life	10 years	10 years
Computer hardware [Member] | Minimum [Member]
Schedule of estimated useful lives of property and equipment
Property, plant and equipment, useful life	5 years	5 years
Computer hardware [Member] | Maximum [Member]
Schedule of estimated useful lives of property and equipment
Property, plant and equipment, useful life	15 years	15 years
Furniture and equipment [Member] | Minimum [Member]
Schedule of estimated useful lives of property and equipment
Property, plant and equipment, useful life	3 years	3 years
Furniture and equipment [Member] | Maximum [Member]
Schedule of estimated useful lives of property and equipment
Property, plant and equipment, useful life	5 years	5 years